Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt
Long Term Debt

	December 31,
	2013	2012
U.S. credit agreement - revolving credit line	$90.0	$50.0
U.S. credit agreement - term loan	98.0	110.0
U.K. credit agreement — revolving credit line	106.0	48.7
U.K. credit agreement — term loan	29.8	39.0
U.K. credit agreement — overdraft line of credit	—	6.8
5.75% senior subordinated notes due 2022	550.0	550.0
Car rental revolver	86.9	23.2
Working capital loan agreement	—	—
Mortgage facilities	118.6	104.0
Other	3.9	4.8
Total long-term debt	$1,083.2	$936.6
Less: current portion	(50.0)	(19.5)
Net long-term debt	$1,033.2	$917.1

Scheduled maturities of long-term debt for each of the next five years and thereafter
2014	$50.0
2015	186.7
2016	194.9
2017	46.6
2018	2.9
2019 and thereafter	602.1
Total long-term debt reported	$1,083.2